COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Units, and units that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement that was signed on the date of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On January 14, 2022, the underwriters fully exercised their over-allotment option and purchased 1,500,000 Units at $10.00 per Unit.

The underwriters were paid an underwriting fee of $500,000 at the closing of the IPO. As an additional underwriting fee, on June 16, 2021, the Sponsor transferred 1,207,500 of the Founder Shares to an affiliate of A.G.P. for $7,000. On November 22, 2021, the Company effected a 2 for 3 reverse stock split of its common stock, and A.G.P. sold back to the Sponsor 55,000 Founder Shares for $478, such that A.G.P. owns 750,000 Founder Shares.

Business Combination Marketing Agreement

The Company has engaged A.G.P. as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholders’ approval for a Business Combination, and assist the Company with its press releases and public filings in connection with a Business Combination. The Company was to pay A.G.P. a fee for such marketing services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of the IPO, or $5,175,000 in the aggregate (exclusive of any applicable finders’ fees that might become payable). In connection with the Business Combination contemplated with Cycurion, A.G.P. and the Company amended the fee arrangement whereby rather than the cash fee described above, the Company will distribute 250,000 shares of common stock.

Forward Purchase Agreement

On January 10, 2023, the Company, Cycurion, and Alpha Capital Anstalt (“Alpha”), entered into a Forward Share Purchase Agreement (the “FPA”). Prior to effecting the FPA, Alpha had purchased shares from an unaffiliated party which had elected to redeem 300,000 shares of Common Stock, par value $0.0001 per share (such purchased Shares, the “Recycled Shares”.) Under the terms of the FPA, once the proposed Business Combination is effective, and twelve months (or six to nine months if submitted in writing to the Company) have elapsed, Alpha may elect to sell and transfer to the Company up to that number of shares that are then held by Alpha, and the Company shall purchase from Alpha, up to that number of shares that are then held by Alpha, but not to exceed 300,000 shares in the aggregate unless otherwise agreed to in writing by all parties, at a price per share equal to the Redemption Price (as defined in the charter.)

On January 22, 2024, the Company and Alpha terminated the Forward Purchase Agreement without payment or other liability on the part of any party.

The FPA provides that subject to conditions under the FPA on the date that is 12 months after the closing of the Business Combination (the “BC Closing”); provided that, Alpha, at Alpha’s sole discretion, may accelerate such date to any of six (6) months after the BC Closing and nine (9) months after the BC Closing by providing notice to WAVS of its election to so accelerate at least two (2) calendar days prior to such date (any such date, the “Put Date”), Alpha may elect to sell and transfer to WAVS up to that number of Shares that are then held by Alpha, but not to exceed 300,000 Shares in the aggregate at a price per Recycled Share equal to the Redemption Price (as defined in Section 9.2(a) of the Current Charter) (the “Shares Purchase Price”). The Put Date may be accelerated by Alpha if (i) the Shares are delisted from the New York Stock Exchange of NASDAQ, (ii) the Agreement is terminated for any reason after the date redemption requests are due in connection with the stockholder vote to approve the Business Combination, or (iii) during any 30 consecutive trading day period following the closing of the Business Combination, the VWAP Price (as defined below) for 20 trading days during such period shall be less than $3.00 per Share. For purposes of this Agreement, the “VWAP Price” per Share shall be determined for any trading day or any specified trading period using the Rule 10b-18 volume weighted average price per share of Common Stock as reported via a Bloomberg Terminal. The FPA also provides that WAV shall reimburse Alpha for all reasonable and necessary brokerage commissions incurred in connection with the Alpha’s acquisition of Shares, in an amount not to exceed $0.05 per Share and $0.02 per disposition of each Share.

Simultaneously with the BC Closing, WAVS shall transfer into an escrow account for the benefit of Alpha (the “Escrow Account”) with Equiniti Trust Company (the “Escrow Agent”), subject to the terms of a customary written escrow agreement (the “Escrow Agreement”) to be entered into on or prior to the BC Closing, an amount equal to the Shares Purchase Price multiplied by the number of Shares held by Alpha as of the closing of the Business Combination (the “Escrowed Funds”). The Escrow Agreement shall irrevocably cause the Escrow Agent to release from the Escrow Account the aggregate Shares Purchase Price on the Put Date, and the additional payments to be made to Alpha described below, if applicable.

Within three business days of receipt by the Escrow Agent and WAVS of written notice that Alpha has sold Recycled Shares the Escrow Agent will release to WAVS an aggregate cash amount equal to (x) the number of Shares sold multiplied by the Reset Price (as defined below) at the time of such sale, and shall release to Alpha an amount in cash equal to the product of (I) the number of Shares sold in the open market multiplied by (II) the difference of (A) the Shares Purchase Price minus (B) the Reset Price. The Reset Price shall initially equal $8.00. The Reset Price shall be adjusted first on the one month anniversary of the BC Closing, and then every three month anniversary of the most recent reset date (each such date, a “Reset Date”) to be the lowest of (a) the then-current Reset Price, (b) $8.00 and (c) an amount equal to the product of (i) 1.05 multiplied by (ii) the VWAP Price of the last five (5) trading days immediately preceding the applicable Reset Date, but not lower than $2.00; provided, however, that if WAVS offers and sells or issues any shares or debt or securities that are convertible into or exchangeable or exercisable for shares (including, but not limited to, any equity line of credit or similar facility determined based on the per share price of any draw by WAVS on such facility (with notice of any such draw to be provided to Investor within one (1) business day of such draw), and excluding securities issued or issuable as merger consideration in connection with the Business Combination Agreement, with such exclusion applicable only to the extent the terms and related agreements are not amended with respect to such securities), at a price lower than, or upon any conversion or exchange or exercise price of currently outstanding or future issuances of any securities convertible or exchangeable or exercisable for shares (other than any incentive equity outstanding immediately following the closing of the Business Combination, with such exclusion applicable only to the extent the terms and related agreements are not amended with respect to such securities) being equal to a price lower than, the then-current Reset Price (the “Offering Price”), then immediately after such event, the Reset Price shall be further reduced to equal the Offering Price.

The Company accounts for its Forward Purchase Agreement in accordance with the guidance contained in ASC 815-40, under which the FPA does not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the FPA as a liability at its fair value and adjusts the FPA to fair value at each reporting period. These liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The FPA is valued using PWERM and Recycled Shares of the FPA are valued under the Monte Carlo model. The initial fair value of the Forward Purchase Agreement as of January 10, 2023, was $430,021. The fair value of the Forward Purchase Agreement as of June 30, 2024 was $0, which resulted in a change in fair value of the Forward Purchase Agreement of $0 and $665,116, which is recorded in the statements of operations for the three and six months ended June 30, 2024, respectively. (See Note 8).

Employment Agreements

On December 27, 2023, we entered into an employment agreement with James P. McCormick whereby the Company agreed to pay a total of $125,000 of total compensation annually, including $40,000 in cash and $85,000 in stock payment.

Inflation Reduction Act of 2022 (the “IR Act”)

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.

As of June 30, 2024, the Company’s stockholders have redeemed a total of 11,253,528 shares of Common Stock resulting in $1,149,502 of excise tax liability, calculated as 1% of the value of the shares redeemed.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Units, and units that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement that was signed on the date of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On January 14, 2022, the underwriters fully exercised their over-allotment option and purchased 1,500,000 Units at $10.00 per Unit.

The underwriters were paid an underwriting fee of $500,000 at the closing of the IPO. As an additional underwriting fee, on June 16, 2021, the Sponsor transferred 1,207,500 of the Founder Shares to A.G.P. for $7,000. On November 22, 2021, the Company effected a 2-for-3 reverse stock split of its common stock, and A.G.P. sold back to the Sponsor 55,000 Founder Shares for $478, such that A.G.P. owns 750,000 Founder Shares.

Business Combination Marketing Agreement

The Company has engaged A.G.P. as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholders’ approval for a Business Combination, and assist the Company with its press releases and public filings in connection with a Business Combination. The Company was to pay A.G.P. a fee for such marketing services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of the IPO, or $5,175,000 in the aggregate (exclusive of any applicable finders’ fees that might become payable). In connection with the Business Combination contemplated with Cycurion, A.G.P. and the Company amended the fee arrangement whereby rather than the cash fee described above, the Company will distribute 250,000 shares of common stock.

Forward Purchase Agreement

On January 10, 2023, the Company, Cycurion, and Alpha Capital Anstalt (“Alpha”), entered into a Forward Share Purchase Agreement (the “FPA”). Prior to effecting the FPA, Alpha had purchased shares from an unaffiliated party which had elected to redeem 300,000 shares of Common Stock, par value $0.0001 per share (such purchased Shares, the “Recycled Shares”.) Under the terms of the FPA, once the proposed Business Combination is effective, and twelve months (or six to nine months if submitted in writing to the Company) have elapsed, Alpha may elect to sell and transfer to the Company up to that number of shares that are then held by Alpha, and the Company shall purchase from Alpha, up to that number of shares that are then held by Alpha, but not to exceed 300,000 shares in the aggregate unless otherwise agreed to in writing by all parties, at a price per share equal to the Redemption Price (as defined in the charter.)

On January 22, 2024, the Company terminated this Forward Purchase Agreement.

The FPA provides that subject to conditions under the FPA on the date that is 12 months after the closing of the Business Combination (the “BC Closing”); provided that, Alpha, at Alpha’s sole discretion, may accelerate such date to any of six (6) months after the BC Closing and nine (9) months after the BC Closing by providing notice to WAVS of its election to so accelerate at least two (2) calendar days prior to such date (any such date, the “Put Date”), Alpha may elect to sell and transfer to WAVS up to that number of Shares that are then held by Alpha, but not to exceed 300,000 Shares in the aggregate at a price per Recycled Share equal to the Redemption Price (as defined in Section 9.2(a) of the Current Charter) (the “Shares Purchase Price”). The Put Date may be accelerated by Alpha if (i) the Shares are delisted from the New York Stock Exchange of NASDAQ, (ii) the Agreement is terminated for any reason after the date redemption requests are due in connection with the stockholder vote to approve the Business Combination, or (iii) during any 30 consecutive trading day period following the closing of the Business Combination, the VWAP Price (as defined below) for 20 trading days during such period shall be less than $3.00 per Share. For purposes of this Agreement, the “VWAP Price” per Share shall be determined for any trading day or any specified trading period using the Rule 10b-18 volume weighted average price per share of Common Stock as reported via a Bloomberg Terminal. The FPA also provides that WAV shall reimburse Alpha for all reasonable and necessary brokerage commissions incurred in connection with the Alpha’s acquisition of Shares, in an amount not to exceed $0.05 per Share and $0.02 per disposition of each Share.

Simultaneously with the BC Closing, WAVS shall transfer into an escrow account for the benefit of Alpha (the “Escrow Account”) with Equiniti Trust Company (the “Escrow Agent”), subject to the terms of a customary written escrow agreement (the “Escrow Agreement”) to be entered into on or prior to the BC Closing, an amount equal to the Shares Purchase Price multiplied by the number of Shares held by Alpha as of the closing of the Business Combination (the “Escrowed Funds”). The Escrow Agreement shall irrevocably cause the Escrow Agent to release from the Escrow Account the aggregate Shares Purchase Price on the Put Date, and the additional payments to be made to Alpha described below, if applicable.

Within three business days of receipt by the Escrow Agent and WAVS of written notice that Alpha has sold Recycled Shares the Escrow Agent will release to WAVS an aggregate cash amount equal to (x) the number of Shares sold multiplied by the Reset Price (as defined below) at the time of such sale, and shall release to Alpha an amount in cash equal to the product of (I) the number of Shares sold in the open market multiplied by (II) the difference of (A) the Shares Purchase Price minus (B) the Reset Price. The Reset Price shall initially equal $8.00. The Reset Price shall be adjusted first on the one month anniversary of the BC Closing, and then every three month anniversary of the most recent reset date (each such date, a “Reset Date”) to be the lowest of (a) the then-current Reset Price, (b) $8.00 and (c) an amount equal to the product of (i) 1.05 multiplied by (ii) the VWAP Price of the last five (5) trading days immediately preceding the applicable Reset Date, but not lower than $2.00; provided, however, that if WAVS offers and sells or issues any shares or debt or securities that are convertible into or exchangeable or exercisable for shares (including, but not limited to, any equity line of credit or similar facility determined based on the per share price of any draw by WAVS on such facility (with notice of any such draw to be provided to Investor within one (1) business day of such draw), and excluding securities issued or issuable as merger consideration in connection with the Business Combination Agreement, with such exclusion applicable only to the extent the terms and related agreements are not amended with respect to such securities), at a price lower than, or upon any conversion or exchange or exercise price of currently outstanding or future issuances of any securities convertible or exchangeable or exercisable for shares (other than any incentive equity outstanding immediately following the closing of the Business Combination, with such exclusion applicable only to the extent the terms and related agreements are not amended with respect to such securities) being equal to a price lower than, the then-current Reset Price (the “Offering Price”), then immediately after such event, the Reset Price shall be further reduced to equal the Offering Price.

The Company accounts for its Forward Purchase Agreement in accordance with the guidance contained in ASC 815-40, under which the FPA does not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the FPA as a liability at its fair value and adjusts the FPA to fair value at each reporting period. These liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The FPA is valued using PWERM and Recycled Shares of the FPA are valued under the Monte Carlo model. The initial fair value of the Forward Purchase Agreement as of January 10, 2023, was $430,021. The fair value of the Forward Purchase Agreement as of December 31, 2023 was $665,116, which resulted in a change in fair value of the Forward Purchase Agreement of $235,095, which is recorded in the statements of operations for the year ended December 31, 2023 (See Note 9).

Employment Agreements

On December 27, 2023, we entered into an employment agreement with James P. McCormick whereby the Company agreed to pay a total of $125,000 of total compensation annually, including $40,000 in cash and $85,000 in stock payment.

Inflation Reduction Act of 2022 (the “IR Act”)

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.

As of December 31, 2023, the Company’s stockholders have redeemed a total of 11,194,590 shares of Common Stock resulting in $1,143,296 of excise tax liability, calculated as 1% of the value of the shares redeemed.